Segments (Tables)	12 Months Ended
Dec. 31, 2019
Segment Reporting Information [Line Items]
Schedule of Segment Reporting Information, by Segment
The following schedule presents segment information about the Company’s operations and identifiable assets for the years ended December 31, 2019, 2018 and 2017 (in thousands).

December 31, 2019	Kamsarmax	Ultramax	Corporate	Total
Vessel revenue	$86,192	$138,387		$224,579
Voyage expenses	2,688	1,512		4,200
Vessel operating cost	33,816	67,305		101,121
Charterhire expense	13,498	3,726		17,224
Vessel depreciation	18,292	35,932		54,224
General and administrative expenses	2,083	4,152	25,738	31,973
Loss / write down on assets held for sale	7,353	29,936	—	37,289
Interest income			1,450	1,450
Income from equity investment			116,925	116,925
Foreign exchange loss			(115)	(115)
Financial expense, net			(52,154)	(52,154)
Segment income (loss)	$8,462	$(4,176)	$40,368	$44,654

December 31, 2018	Kamsarmax	Ultramax	Corporate	Total
Vessel revenue	$87,305	$155,197		$242,502
Voyage expenses	219	330		549
Vessel operating cost	34,255	71,220	—	105,475
Charterhire expense	422	3,754		4,176
Vessel depreciation	19,320	37,287		56,607
General and administrative expenses	2,069	4,344	25,972	32,385
Interest income			1,107	1,107
Income (loss) from equity investment			(7,178)	(7,178)
Foreign exchange gain (loss)			(68)	(68)
Financial expense, net			(49,869)	(49,869)
Segment income (loss)	$31,020	$38,262	$(81,980)	$(12,698)

December 31, 2017	Kamsarmax	Ultramax	Corporate	Total
Vessel revenue	$67,825	$94,380		$162,205
Voyage expenses	300	129		429
Vessel operating cost	35,336	51,445	(117)	86,664
Charterhire expense	4,417	975		5,392
Vessel depreciation	18,713	29,797		48,510
General and administrative expenses	1,916	3,389	23,776	29,081
Loss / write down on assets held for sale	17,701	—	—	17,701
Interest income			1,100	1,100
Foreign exchange loss			(292)	(292)
Financial expense, net			(34,962)	(34,962)
Segment loss	$(10,558)	$8,645	$(57,813)	$(59,726)
The following schedule presents segment information about the Company’s operations and identifiable assets for the years ended December 31, 2019, 2018 and 2017 (in thousands).

December 31, 2019	Kamsarmax	Ultramax	Corporate	Total
Vessel revenue	$86,192	$138,387		$224,579
Voyage expenses	2,688	1,512		4,200
Vessel operating cost	33,816	67,305		101,121
Charterhire expense	13,498	3,726		17,224
Vessel depreciation	18,292	35,932		54,224
General and administrative expenses	2,083	4,152	25,738	31,973
Loss / write down on assets held for sale	7,353	29,936	—	37,289
Interest income			1,450	1,450
Income from equity investment			116,925	116,925
Foreign exchange loss			(115)	(115)
Financial expense, net			(52,154)	(52,154)
Segment income (loss)	$8,462	$(4,176)	$40,368	$44,654

December 31, 2018	Kamsarmax	Ultramax	Corporate	Total
Vessel revenue	$87,305	$155,197		$242,502
Voyage expenses	219	330		549
Vessel operating cost	34,255	71,220	—	105,475
Charterhire expense	422	3,754		4,176
Vessel depreciation	19,320	37,287		56,607
General and administrative expenses	2,069	4,344	25,972	32,385
Interest income			1,107	1,107
Income (loss) from equity investment			(7,178)	(7,178)
Foreign exchange gain (loss)			(68)	(68)
Financial expense, net			(49,869)	(49,869)
Segment income (loss)	$31,020	$38,262	$(81,980)	$(12,698)

December 31, 2017	Kamsarmax	Ultramax	Corporate	Total
Vessel revenue	$67,825	$94,380		$162,205
Voyage expenses	300	129		429
Vessel operating cost	35,336	51,445	(117)	86,664
Charterhire expense	4,417	975		5,392
Vessel depreciation	18,713	29,797		48,510
General and administrative expenses	1,916	3,389	23,776	29,081
Loss / write down on assets held for sale	17,701	—	—	17,701
Interest income			1,100	1,100
Foreign exchange loss			(292)	(292)
Financial expense, net			(34,962)	(34,962)
Segment loss	$(10,558)	$8,645	$(57,813)	$(59,726)

Identifiable assets, classified by the segment by which the Company operates, are as follows:

Identifiable assets
	December 31, 2019	December 31, 2018
Held by vessel owning subsidiaries or allocated to segments:
Kamsarmax	$543,280	$553,790
Ultramax	920,149	994,812
Held by parent and other subsidiaries, not allocated to segments:
Cash and cash equivalents	19,564	55,884
Other	182,566	99,340
Total identifiable assets	$1,665,559	$1,703,826